Income Taxes (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Current:
Federal
State	800	800
Deferred benefit	(2,200,000)	(2,300,000)
Change in valuation allowance	2,200,000	2,300,000
Income tax expense	$ 800	$ 800